Long-Term Debt (Annual and Quarter) (Detail) (USD $)	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jun. 17, 2012	Dec. 31, 2010	Sep. 30, 2012 Subsequent Event [Member] 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Dec. 31, 2011 Restatement Adjustment [Member]	Sep. 30, 2012 Existing Mortgage Rifinancing [Member]	Dec. 31, 2011 Existing Mortgage Rifinancing [Member]	Sep. 30, 2012 Mortgage On Real Estate Rental Propertly [Member]	Dec. 31, 2011 Mortgage On Real Estate Rental Propertly [Member]	Dec. 31, 2011 Mortgage On Land Held For Sale [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Mar. 31, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Sep. 30, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Dec. 31, 2011 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Feb. 29, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Oct. 31, 2011 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Dec. 31, 2010 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Sep. 30, 2012 9½% Subordinated debentures due 2012 [Member}	Dec. 31, 2011 9½% Subordinated debentures due 2012 [Member}	Oct. 31, 2011 9½% Subordinated debentures due 2012 [Member}	Dec. 31, 2010 9½% Subordinated debentures due 2012 [Member}	Sep. 30, 2012 Restructuring Plan [Member]	Sep. 30, 2012 Restructuring Plan [Member]	Sep. 30, 2012 Revolving Credit Facility [Member]
Convertible Notes Payable															$ 1,100,000	$ 1,200,000		$ 1,200,000
Debt Instrument, Debt Default, Amount																417,800	1,400,000			5,000	50,200
Debt Instrument, Debt Default, Description of Notice of Default																The non-payments constitute an event of default under the Indenture governing the Notes and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Notes outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately. Upon any such declaration, such amount shall be due and payable immediately, and the trustee may commence legal action against us to recover the amounts due which ultimately could require the disposition of some or all of our assets. Any such action would require us to curtail or cease operations					The non-payments constitute an event of default under the Indenture governing the Debentures and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Debentures outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately. During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Debentures unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness. The failure to make the sinking fund and interest payments are events of default under the Credit Agreement since it involves indebtedness over $500,000 and no payment can be made to such trustee or the holders at this time as such defaults have not been waived
Debt Instrument, Amount Paid															225	225				100	100
Debt Instrument, Convertible, Number of Equity Instruments															250	250
Debt Instrument, Convertible, Value Exchanged															1,000	1,000				1,000	1,000
Debt Instrument, Repurchase Amount																8,976,000					718,000
Debt Instrument, Principal Outstanding																		1,200,000			339,000
Long-term Debt		4,956,000		18,713,000												1,153,000			10,129,000	300,000	339,000	300,000	1,057,000
Debt Instrument, Sinking Fund Payment																				105,700	105,700
Gains (Losses) on Extinguishment of Debt	60,000	8,796,000																						0	60,000
Extinguishment of Debt, Gain (Loss), Per Share, Net of Tax (in Dollars per share)		$ 3.21
Line of Credit Facility, Maximum Borrowing Capacity		3,000,000
Line of Credit Facility, Interest Rate at Period End	5.25%	5.25%
Repayments of Lines of Credit	4,600,000	1,300,000
Line of Credit Facility, Decrease, Repayments	3,000,000	5,000,000
Line of Credit Facility, Amount Outstanding	1,000,000	3,000,000
Line of Credit Facility, Current Borrowing Capacity		500,000
Line of Credit Facility, Remaining Borrowing Capacity		2,500,000
Debt Instrument, Covenant Description		The Credit Agreement requires an annual facility fee on the unused commitment of 0.25%, and requires compliance with certain financial covenants, as defined in the Credit Agreement, which include a senior debt coverage ratio of not less than 1.00 to 1.00 (5.23 to 1.00 at December 31, 2011), a loan-to-value ratio of not more than 50% (3.0% at December 31, 2011) and a $1.0 million quarterly cap on capital expenditures ($128,000 at December 31, 2011) for each quarter remaining during the term of the Credit Agreement
Line of Credit Facility, Commitment Fee Percentage	0.25%	0.25%												25.00%						25.00%
Line of Credit Facility, Covenant Compliance		As of December 31, 2011, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $11.5 million ($3.9 million at December 31, 2011),which the senior lender waived, such covenant is applicable for each quarter remaining during the term of the Credit Agreement. In addition, the senior lender has waived the defaults on the Notes and the Debentures, but in the event that the holders of the Notes or the Debentures or trustees declare a default and begin to exercise any of their rights or remedies in connection with the non-payment defaults, this shall constitute a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have
Payments for Repurchase of Private Placement	6,500,000	650,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.50	1.00				0.01
Mortgage Loans on Real Estate, Carrying Amount of Mortgages								650,000
Mortgage Loans on Real Estate, Interest Rate							6.50%	6.50%	6.75%	6.75%	7.80%
Compensating Balance, Amount							200,000	200,000
Repayments of Debt								390,000
Working Capital Requirement								260,000
Mortgage Loans on Real Estate							525,000		1,700,000	1,800,000	100,000
Debt Instrument, Periodic Payment, Interest														1,400,000	417,800					50,200
Debt Instrument, Frequency of Periodic Payment															semi-annual
Debt Instrument, Convertible, Principal Amount Converted					57,000										9,000,000					700,000
Line of Credit Facility, Maximum Amount Outstanding During Period	1,000,000																									1,000,000
Debt Instrument, Convertible, Conversion Ratio												1.75	1.00
Proceeds from Subscription Agreement for Private Placement			$ 650,000
Percentage of secured Notes			4.00%
Shares, Issued (in Shares)			1,000,000
Common Stock Exercise Price (in Dollars per share)			$ 0.10